Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 37.       Subsequent events

Short-term receivable from Carlos Moreira

After December 31, 2023, Carlos Moreira repaid in full the short-term receivable balance of CHF 397.21 (USD 472.11) outstanding as at December 31, 2023, and made up of non-business expenses on his company credit card (see Note 9 and Note 36).

L1 Facility

After December 31, 2023, L1 issued a total of one conversion notice, resulting in the aggregated conversion of USD 150,000 and the delivery of 47,611 WIHN Class B Shares.

L1 SPA

After December 31, 2023, L1 fully converted the remaining USD 1 million of the First L1 Note, resulting in the delivery of a total of 963,326 ordinary shares of SEALSQ.

On January 9, 2024, SEALSQ and L1 signed an Amendment to Securities Purchase Agreement (the “L1 Amendment”) amending some of the terms of the second tranche of USD 5 million to be issued and extending the SPA to include a third tranche of funding with a maximum aggregate principal amount of notes of up to USD 5 million and having substantially similar terms as the second tranche notes as amended.

The second tranche of USD 5 million was funded on January 11, 2024 (the “Second L1 Note”).

After December 31, 2023, L1 converted USD 3.9 million of the Second L1 Note, resulting in the delivery of a total of 2,354,394 ordinary shares of SEALSQ.

On March 1, 2024, SEALSQ and L1 signed a second Amendment to Securities Purchase Agreement (the “Second L1 Amendment”) amending some of the terms of the third tranche of USD 5 million to be issued and extending the SPA to include up to two additional tranches of funding with a maximum aggregate principal amount of notes of up to USD 5 million per tranche and having substantially similar terms as the third tranche notes as amended.

The third tranche of USD 5 million was funded on March 1, 2024 (the “Third L1 Note”).

After December 31, 2023, L1 had not requested any conversion out of the Third L1 Note.

Anson SPA

After December 31, 2023, Anson fully converted the remaining USD 825,000 of the First Anson Note, resulting in the delivery of a total of 816,990 ordinary shares of SEALSQ.

On January 9, 2024, SEALSQ and Anson signed an Amendment to Securities Purchase Agreement (the “Anson Amendment”) amending some of the terms of the second tranche of USD 5 million to be issued and extending the SPA to include a third tranche of funding with a maximum aggregate principal amount of notes of up to USD 5 million and having substantially similar terms as the second tranche notes as amended.

The second tranche of USD 5 million was funded on January 10, 2024 (the “Second Anson Note”).

After December 31, 2023, Anson converted USD 5 million of the Second Anson Note, resulting in the delivery of a total of 3,153,114 ordinary shares of SEALSQ.

On March 1, 2024, SEALSQ and Anson signed a second Amendment to Securities Purchase Agreement (the “Second Anson Amendment”) amending some of the terms of the third tranche of USD 5 million to be issued and extending the SPA to include up to two additional tranches of funding with a maximum aggregate principal amount of notes of up to USD 5 million per tranche and having substantially similar terms as the third tranche notes as amended.

The third tranche of USD 5 million was funded on March 1, 2024 (the “Third Anson Note”).

After December 31, 2023, Anson had not requested any conversion out of the Third Anson Note.

Incorporation of SEALSQ USA, Ltd

On April 1, 2024, the Group incorporated SEALSQ USA, Ltd in Arizona, U.S.A., to serve as its headquarters for its semiconductor’s operations in North America.

Options granted under WISeKey ESOP

After December 31, 2023, a total of 64,875 options on WIHN Class B Shares were granted under the Group’s Employee Stock Option Plans.

Credit Agreement with ExWorks Capital Fund I, L.P

After December 31, 2023, the Group was contacted by the receiver of ExWorks Capital Fund I, L.P in relation to the outstanding borrowings.